Offerings	Sep. 12, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 9,200,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,408.52
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on an estimate of the proposed maximum aggregate offering price. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.Includes $1,200,000 of shares of common stock that may be issued upon exercise of a 45-day option granted to the underwriters solely to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative Warrants to purchase shares of Common Stock
Maximum Aggregate Offering Price
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	In accordance with Rule 457(g), the entire registration fee for the Representative Warrants is allocated to the shares of common stock underlying the Representative Warrants, and no separate fee is payable for these warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock issuable upon exercise of the Representative Warrants
Maximum Aggregate Offering Price	$ 634,800
Fee Rate	0.01531%
Amount of Registration Fee	$ 97.19
Offering Note	Represents common stock issuable upon exercise of the Representative Warrants equal to 6.0% of the aggregate number of shares of common stock being offered in this offering, at an exercise price equal to 115% of the public offering price per share of common stock. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) of the Securities Act, the proposed maximum aggregate offering price is $634,800, which is equal to 115% of $552,000 (6.0% of the proposed maximum aggregate offering price of $9,200,000). Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.